Document and Entity Information	0 Months Ended
Jun. 24, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 24, 2014
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jun. 24, 2014
Document Effective Date	Jun. 24, 2014
Prospectus Date	Mar. 31, 2014
Class A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PCPAX
Class A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PLVCX
Class A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PLVYX
Class P Prospectus | PACE® Large Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLVX